ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
ORGANIZATION
        Mead Johnson Nutrition Company (“MJN” or the “Company”) manufactures, distributes and sells infant formula, children’s nutrition and other nutritional products. MJN has a broad product portfolio, which extends across routine and specialty infant formulas, children’s milks and milk modifiers, dietary supplements for pregnant and breastfeeding mothers, pediatric vitamins, and products for pediatric metabolic disorders. These products are generally sold to wholesalers, retailers and distributors and are promoted to healthcare professionals, and, where permitted by regulation and policy, directly to consumers.